Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation, as follows:

	December 31,		Original Useful Life Years
	2011	2010
Land	$1,973,014	$1,973,014
Land improvements	338,069	338,069	15
Leasehold improvements	1,063,735	1,060,274	15
Buildings	5,193,157	4,991,799	39
Furniture, fixtures & equipment	5,130,953	4,668,757	3 - 7

Total	13,698,928	13,031,913
Less accumulated depreciation	7,781,209	7,317,792

Premises and equipment, net	$5,917,719	$5,714,121

Charges to operations for depreciation approximated $486,179, $496,618, and $444,208 for 2011, 2010, and 2009, respectively.